Nature of business and summary of significant accounting policies, Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Goodwill	$ 18,614		$ 0
Halo Acquisition [Member]
Acquisitions [Abstract]
Goodwill	$ 18,600	$ 18,614